Segment and Customer Reporting	12 Months Ended
Sep. 30, 2023
Segment and Customer Reporting
Segment and Customer Reporting

23. Segment and Customer Reporting

The Group develops, manufactures and markets power technology products. There is only a single segment applicable to the Group.

Given the size and nature of the products produced, the Company’s sales are segregated based on large format batteries, with the remaining smaller product line categorized as “Other”.

There has been no change in either the determination of our segments, or how segment performance is measured, from that described in the Company’s consolidated financial statements as at and for the year ended September 30, 2023.

	2023	2022
Large format batteries	$42,168	$15,190
Other	1,891	1,080
	$44,059	$16,270

Revenues can also be analyzed as follows based on the nature of the underlying deliverables:

	2023	2022
Revenue with customers
Sale of batteries and battery systems	$42,168	$15,190
Sale of services	216	142
Grant income
Research grant	693	650
Others	982	288
	$44,059	$16,270

Revenues attributed to geographical regions based on the location of the customer were as follows:

	2023	2022
Canada	$1,258	$1,927
United States	42,351	14,313
Others	450	30
	$44,059	$16,270